STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

February 21, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Mr. John M. Ganley

Re:	O'Connor Fund of Funds: Event LLC Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of O'Connor Fund of Funds: Event LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 20 to the Registration Statement under the Investment Company Act of 1940, as amended (File No. 811-10479)).  The Registration Statement is being filed principally to update the Fund's annual financial information and to comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act.  No new Fund interests are being registered at this time; rather, all previously registered but unsold interests are being carried forward as permitted by Rules 415 and 429 under the 1933 Act.

We hereby request that the Registration Statement be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Registration Statement are substantially similar to the versions thereof contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-2 (File No. 333-169562), filed with the Commission on April 29, 2013 ("Amendment No. 4"), except for the updating of financial information and other general updating of information.  We note that certain disclosure (e.g., under the captions "Prospectus Summary," "Risk Factors," "Investment Program" and "Calculation of Net Asset Value" in the prospectus, and under the caption "Additional Investment Policies" in the SAI) has been revised to conform, to the extent possible, to the disclosure contained in Post-Effective Amendment No. 6 to the Registration Statement of O'Connor Fund of Funds: Alternative Fixed-Income Strategies LLC (File No. 333-172907), which you reviewed in December 2013.  The prospectus and SAI filed herewith are marked to show changes from the versions of those documents contained in Amendment No. 4.

We propose to file a pre-effective amendment to the Registration Statement as early in April 2014 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the year ended December 31, 2013 and complete other omitted data, and seek effectiveness as of May 1, 2014.

Should members of the Staff have any questions or comments regarding the Registration Statement, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik